Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net earnings		$ 529,140	$ 537,644	[1]
Items that will not be reclassified to net earnings
Gain (loss) on LTIs	[2],[3]	4,649	(26,632)
Income tax expense (recovery) related to LTIs		852	(3,719)
Total other comprehensive income (loss)	[1]	3,797	(22,913)
Total comprehensive income		$ 532,937	$ 514,731

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	Fair Value Gains (Losses) are reflected as a component of OCI.
[3]	LTIs = long-term investments – common shares held.